UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2004 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value[1]
COMMON STOCKS – 96.9%
Aerospace – 4.7%
Engineered Support Systems, Inc.	36,000	$1,643,040
Moog Inc. Class A†	60,150	2,183,445

		3,826,485

Banking/Financial – 6.9%
Commerce Bancorp, Inc. (NJ)	25,000	1,380,000
Eaton Vance Corp.	40,000	1,615,600
QC Holdings Inc.†	50,000	796,500
Webster Financial Corp.	28,000	1,382,920
WSFS Financial Corp.	10,000	500,000

		5,675,020

Basic Materials – 1.0%
Rock-Tenn Co. Class A	55,000	865,700

Capital Goods – 10.3%
Cascade Corp.	62,000	1,721,120
Crane Co.	45,000	1,301,400
JLG Industries, Inc.	135,000	2,268,000
Terex Corp.†	50,000	2,170,000
United Rentals, Inc.†	60,000	953,400

		8,413,920

Chemical – 5.1%
Georgia Gulf Corp.	50,000	2,229,500
Hercules Inc.†	135,000	1,923,750

		4,153,250

Construction – 12.4%
Beazer Homes USA, Inc.	10,000	1,068,900
D.R. Horton, Inc.	90,000	2,979,900
Hovnanian Enterprises, Inc. Class A†	78,000	3,127,800
M/I Homes, Inc.	20,000	848,800
M.D.C. Holdings, Inc.	28,749	2,101,552

		10,126,952

Consumer Durable – 5.5%
CSS Industries, Inc.	22,500	696,150
Harman International Industries, Inc.	20,000	2,155,000
Polaris Industries, Inc.	30,000	1,674,600

		4,525,750

Distribution – 3.1%
IKON Office Solutions, Inc.	214,200	2,574,684

	Number of Shares	Market Value[1]
Energy – 12.8%
Cabot Oil & Gas Corp.	50,000	$2,245,000
Houston Exploration Co.†	36,000	2,136,600
Newfield Exploration Co.†	28,000	1,714,720
Penn Virginia Corp.	64,400	2,549,596
Pogo Producing Co.	38,000	1,803,100

		10,449,016

Entertainment – 2.0%
Multimedia Games, Inc.†	105,000	1,627,500

Health Care – 6.7%
CONMED Corp.†	55,000	1,446,500
Henry Schein, Inc.†	20,000	1,246,200
Respironics, Inc.†	30,000	1,603,200
Sunrise Senior Living, Inc.†	35,000	1,229,200

		5,525,100

Insurance/Services – 5.0%
Donegal Group Inc. Class B	29,633	569,546
PacifiCare Health Systems, Inc.†	60,000	2,202,000
Selective Insurance Group, Inc.	35,000	1,302,000

		4,073,546

Retailing – 4.2%
Circuit City Stores, Inc.	133,000	2,040,220
Electronics Boutique Holdings Corp.†	40,000	1,364,000

		3,404,220

Technology – 9.1%
Anixter International Inc.†	50,000	1,754,500
Bel Fuse, Inc. Class B	40,000	1,323,200
MICROS Systems, Inc.†	20,000	1,001,400
OSI Systems, Inc.†	50,000	805,000
PTEK Holdings, Inc.†	200,000	1,714,000
Technitrol, Inc.†	42,000	819,000

		7,417,100

Transportation – 5.5%
Maritrans Inc.	40,500	625,320
USF Corp.	42,725	1,533,400
Yellow Roadway Corp.†	50,000	2,344,500

		4,503,220

Utilities – 2.6%
Energen Corp.	42,000	2,165,100

SCHEDULE OF INVESTMENTS September 30, 2004 (unaudited) (continued)

Stratton Small-Cap Value Fund

Market Value[1]
Total Common Stocks (Cost $43,919,574)	$79,326,563

Total Investments – 96.9% (Cost $43,919,574*)	79,326,563
Cash and Other Assets Less Liabilities – 3.1%	2,500,723

NET ASSETS – 100.00%	$81,827,286

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $43,919,574 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$35,917,368
Gross unrealized depreciation	(510,379)

Net unrealized appreciation	$35,406,989

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)	/s/ James W. Stratton
James W. Stratton,
Chief Executive Officer
(principal executive officer)

Date October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James W. Stratton
James W. Stratton,
Chief Executive Officer
(principal executive officer)

Date October 28, 2004

By (Signature and Title)	/s/ James A. Beers
James A. Beers,
Chief Financial Officer
(principal financial officer)

Date October 28, 2004